Document and Entity Information	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	GENTEX CORPORATION
Entity Central Index Key	0000355811
Amendment Flag	false
Entity Incorporation, State or Country Code	MI
Entity File Number	0-10235
Entity Tax Identification Number	38-2030505
Entity Address, Address Line One	600 North Centennial Street
Entity Address, City or Town	Zeeland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49464
City Area Code	616
Local Phone Number	772-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.06 per share
Trading Symbol	GNTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false